Interim Condensed Consolidated Statements of Changes In Shareholders' Deficit (Unaudited) - CAD ($) $ in Thousands	Retained earnings attributable to accumulated earnings (losses) [member]	Retained earnings, portion attributable to dividends [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Preference shares [member]	Issued capital [member]	Reserve of equity component of convertible instruments [member]	Share premium (deficit) [member]	Non-controlling interests [member]	Total
Balance, beginning of period at Mar. 31, 2019	$ 533,107	$ (1,923,808)		$ 79,093	$ 1,088,538	$ 146,965		$ 13,029	$ (25,540)	$ (399)
Statement Line Items [Line Items]
PROFIT (LOSS) FOR THE PERIOD	(275,140)									(20)	$ (275,160)
Balance, end of period at Jun. 30, 2019	257,967	(1,945,878)	$ (1,687,911)	76,795	1,095,498	146,965	$ 1,242,463	13,029		(396)	(381,222)
Statement Line Items [Line Items]
Dividends and distributions declared and paid		(22,070)
Other comprehensive income (loss)				(2,298)
Share-based units exercised					6,960				(6,960)
Add: Share-based compensation expense									7,118
Discontinued operations									137
Less: Share-based units exercised					6,960				(6,960)
Share-based compensation adjustment									20
Non-cash deferred share grants											23
Foreign exchange impact on non-controlling interest										23
Profit (loss) attributable to non-controlling interest	(275,140)									(20)	(275,160)
Balance, beginning of period at Mar. 31, 2019	533,107	(1,923,808)		79,093	1,088,538	146,965		13,029	(25,540)	(399)
Balance, end of period at Mar. 31, 2020	140,446	(1,950,003)		84,651	1,099,864	146,965	1,246,829	13,029	(29,826)	(414)	(495,288)
Statement Line Items [Line Items]
Share-based units exercised					11,326
Less: Share-based units exercised					11,326
Balance, beginning of period at Dec. 31, 2019									(25,202)
Balance, end of period at Jun. 30, 2020	219,593	(1,950,026)	(1,730,433)	87,053	1,100,026	146,965	1,246,991	13,029	(29,273)	(407)	(413,040)
Statement Line Items [Line Items]
Non-cash deferred share grants											23
Balance, beginning of period at Mar. 31, 2020	140,446	(1,950,003)		84,651	1,099,864	146,965	1,246,829	13,029	(29,826)	(414)	(495,288)
Statement Line Items [Line Items]
PROFIT (LOSS) FOR THE PERIOD	79,147									3	79,150
Balance, end of period at Jun. 30, 2020	219,593	(1,950,026)	$ (1,730,433)	87,053	1,100,026	$ 146,965	$ 1,246,991	$ 13,029	(29,273)	(407)	(413,040)
Statement Line Items [Line Items]
Dividends and distributions declared and paid		$ (23)
Other comprehensive income (loss)				$ 2,402
Share-based units exercised					162				(162)
Add: Share-based compensation expense									692
Discontinued operations
Less: Share-based units exercised					$ 162				(162)
Share-based compensation adjustment
Non-cash deferred share grants
Foreign exchange impact on non-controlling interest										4
Profit (loss) attributable to non-controlling interest	$ 79,147									$ 3	$ 79,150